Common Stock (Details Narrative)										1 Months Ended		12 Months Ended
	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 CAD ($)	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares	Mar. 30, 2022 USD ($) shares	Mar. 30, 2022 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2022 $ / shares	Nov. 02, 2022 shares	Jun. 28, 2021 $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 $ / shares shares	Jan. 01, 2021 USD ($)	Dec. 31, 2020 shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Shares issued														50,000
Exercise price | $ / shares												$ 0.28		$ 0.24
Proceeds from issuance of shares | $													$ 24,000
Number of share options granted in share-based payment arrangement												7,210,000	7,210,000	450,000	450,000
Number of share options exercised in share-based payment arrangement												3,345,000	3,345,000	3,910,000	3,910,000
Net debt | $																					$ 11,027
Proceeds from exercise of options | $												$ 571,066		$ 191,032
Interest rate												11.82%
Related parties [member]
IfrsStatementLineItems [Line Items]
Shares issued												2,000,000		1,416,667
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Notional amount							$ 118,726												$ 150,000
Accrued interest							$ 9,478												$ 12,000
Units issued on conversion of debt							2,160,000												2,160,000
Debt conversion price | (per share)							$ 0.06												$ 0.075				$ 0.06	$ 0.075
Liabilities [member]
IfrsStatementLineItems [Line Items]
Shares issued														5,252,740
Fair value of share issued | $														$ 419,573
Net debt | $														338,101
Loss on issuance of debt | $														$ 82,280
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Shares issued												400,000
Number of warrants, issued														1,325,000	1,325,000
Number of share options granted in share-based payment arrangement												4,425,062	4,425,062	1,325,000	1,325,000
Restricted Stock Units (RSUs) [Member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement												200,000	200,000
Consulting service [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $												$ 7,450
Consulting service [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued																	200,000
Fair value of share issued | $												51,208
Share-based compensation | $												51,208
Prepaid services [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $												$ 58,698
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued												2,691,248
Number of warrants, issued										7,506,783	7,506,783	4,251,440	4,251,440
Fair value of share issued											$ 994,775	$ 787,785
Exercise price | $ / shares													$ 0.10
Proceeds from issuance of shares												$ 202,713	$ 269,125
Number of share options granted in share-based payment arrangement	0.37	0.50										0.07	0.50
Warrant issued price per share | $ / shares		0.04
Number of share options exercised in share-based payment arrangement												2,691,248	2,691,248
Proceeds from shares issued | $												$ 336,464
Warrants [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement														4,476,667	4,476,667
Warrants [member] | Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 0.10
Warrants [member] | Prepaid services [member]
IfrsStatementLineItems [Line Items]
Shares issued												800,000
Exercise price | $ / shares													$ 0.10
Number of share options granted in share-based payment arrangement | $ / shares												0.07
Number of share options exercised in share-based payment arrangement												800,000	800,000
Proceeds from shares issued | $												$ 98,786
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued	72,536,900	72,536,900
Proceeds from issuance of shares	$ 17,464,896	$ 22,486,439
Issued capital [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Shares issued														5,146,667
Issued capital [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Shares issued												50,000
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued												300,000		150,000
Exercise price | (per share)	$ 0.24	$ 0.31										$ 0.06	$ 0.08	$ 0.18
Proceeds from issuance of shares | $												$ 17,609
Number of share options exercised in share-based payment arrangement												300,000	300,000	150,000	150,000
Proceeds from shares issued | $												$ 16,557
Proceeds from exercise of options | $														$ 27,358
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Shares issued												250,000		16,606,980
Proceeds from shares issued												$ 8,034	$ 10,949	$ 1,589,688	$ 1,992,838
Fair value of share issued | $														$ 1,806,614
Exercise price | (per share)												$ 0.07	$ 0.10	$ 0.10	$ 0.12
Number of share options exercised in share-based payment arrangement												250,000	250,000	16,552,380	16,552,380
Proceeds from shares issued | $												$ 31,511
Receivables for equity												$ 10,310	$ 14,051
Shares issued in error														54,600
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Shares issued												25,000		11,776,667
Fair value of share issued | $														$ 852,702
Exercise price | (per share)												$ 0.09	$ 0.12	$ 0.10	$ 0.12
Proceeds from issuance of shares												$ 2,213	$ 3,000	$ 1,131,309	$ 1,413,200
Number of share options exercised in share-based payment arrangement												25,000	25,000	11,776,667	11,776,667
Interest rate														5.00%
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Shares issued												245,000		1,400,000
Fair value of share issued | $														$ 291,912
Exercise price | (per share)												$ 0.15	$ 0.20	$ 0.10	$ 0.12
Proceeds from issuance of shares												$ 37,225	$ 49,000
Number of share options exercised in share-based payment arrangement												245,000	245,000	1,400,000	1,400,000
Other payables | $														$ 38,062
Payments for debt issue costs | $														95,959
Settlement of liabilities by entity on behalf of related party, related party transactions | $														$ 60,338
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Shares issued												2,750,000		931,667
Proceeds from shares issued														$ 73,961	$ 93,167
Fair value of share issued | $														$ 88,577
Exercise price | (per share)												$ 0.23	$ 0.31	$ 0.08	$ 0.10
Proceeds from issuance of shares												$ 635,127	$ 852,500
Number of share options exercised in share-based payment arrangement												2,750,000	2,750,000	931,667	931,667
Proceeds from shares issued | $												$ 467,968
Warrants Five [Member]
IfrsStatementLineItems [Line Items]
Shares issued												47,500		500,000
Fair value of share issued | $														$ 852,702
Exercise price | (per share)												$ 0.32	$ 0.45	$ 0.08	$ 0.10
Proceeds from issuance of shares												$ 16,101	$ 21,375	$ 39,969	$ 50,000
Number of share options exercised in share-based payment arrangement												47,500	47,500	500,000	500,000
Proceeds from shares issued | $												$ 1,159
Interest rate														5.00%
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Shares issued												1,108,080		30,000
Proceeds from shares issued														$ 4,809	$ 6,000
Fair value of share issued | $												$ 326,695		$ 716
Exercise price | (per share)													$ 0.08	$ 0.16	$ 0.20
Proceeds from issuance of shares | $												$ 87,071
Number of share options exercised in share-based payment arrangement												1,108,080	1,108,080	30,000	30,000
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Shares issued												1,250,000		25,000
Proceeds from shares issued | $														$ 8,000
Fair value of share issued | $												$ 121,604
Exercise price | (per share)													$ 0.08	$ 0.31
Number of share options exercised in share-based payment arrangement												1,250,000	1,250,000
Warrants Seven [Member] | Prepaid services [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $												$ 100,000
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Shares issued												760,000
Fair value of share issued | $												$ 164,025
Exercise price | $ / shares													$ 0.10
Proceeds from issuance of shares | $												$ 67,797
Number of share options exercised in share-based payment arrangement												760,000	760,000
Warrants Nine [Member]
IfrsStatementLineItems [Line Items]
Shares issued												1,000,000
Fair value of share issued | $												$ 210,627
Exercise price | $ / shares													$ 0.16
Proceeds from issuance of shares | $												$ 160,000
Number of share options exercised in share-based payment arrangement												1,000,000	1,000,000
Stock options one [member]
IfrsStatementLineItems [Line Items]
Shares issued												775,000		600,000
Fair value of share issued | $														$ 109,427
Exercise price | (per share)												$ 0.08	$ 0.10	$ 0.18
Proceeds from issuance of shares												$ 58,751	$ 77,500
Number of share options exercised in share-based payment arrangement												745,000	745,000	600,000	600,000
Proceeds from shares issued | $												$ 55,001
Shares to be cancelled | $												$ 2,322
Stock options two [member]
IfrsStatementLineItems [Line Items]
Shares issued												250,000		30,000
Proceeds from shares issued												$ 19,270	$ 25,000
Exercise price | (per share)												$ 0.08	$ 0.10	$ 0.08	$ 0.10
Proceeds from issuance of shares														$ 2,403	$ 3,000
Number of share options exercised in share-based payment arrangement												250,000	250,000	30,000	30,000
Proceeds from shares issued | $												$ 18,474
Shares issued in error												30,000
Stock options three [member]
IfrsStatementLineItems [Line Items]
Shares issued												1,650,000		1,500,000
Exercise price | (per share)												$ 0.32	$ 0.44	$ 0.12
Proceeds from issuance of shares												$ 494,706	$ 726,000
Number of share options exercised in share-based payment arrangement												1,650,000	1,650,000	1,500,000	1,500,000
Proceeds from shares issued | $												$ 341,584
Receivables for equity												$ 41,349	$ 56,000
Proceeds from exercise of options | $														$ 120,000
Interest rate														5.00%
Stock options three [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Shares issued														500,000
Proceeds from issuance of shares | $														$ 60,000
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Shares issued												400,000		1,310,000
Proceeds from shares issued | $												$ 48,000
Exercise price | (per share)													$ 0.12	$ 0.06	$ 0.08
Proceeds from issuance of shares														$ 83,774	$ 104,800
Number of share options exercised in share-based payment arrangement												400,000	400,000	1,310,000	1,310,000
Proceeds from shares issued | $												$ 43,290
Interest rate														5.00%
Stock Options Four [Member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Shares issued														320,000
Proceeds from issuance of shares														$ 20,464	$ 25,600
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding												383,875,552		185,169,793								125,339,156
Fair value of share issued | $														$ 204,525
Number of share options granted in share-based payment arrangement														1,275,000	1,275,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares																$ 0.00001
Shares outstanding												383,875,552		185,169,793
Share issued price per share | $ / shares											$ 0.45
Ordinary shares [member] | Services [Member]
IfrsStatementLineItems [Line Items]
Shares issued														3,130,590
Fair value of share issued | $														$ 765,576
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued					50,000			8,015,832			106,657,941							50,000		8,015,832
Share issued price per share | (per share)					$ 0.24			$ 0.05			$ 0.165							$ 0.30		$ 0.06
Proceeds from shares issued										$ 13,886,226	$ 17,598,610
Payment of cash finder's fee										$ 1,108,817	$ 1,397,495	$ 1,541,006	$ 1,984,079
Proceeds from issuance of shares					$ 12,151	$ 15,000		$ 400,792	$ 481,350
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued												1,100,000	1,100,000	50,000	50,000
Share-based compensation | $														$ 7,540
Non brokered private placement [member] | Granting And Vesting Of Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued												1,050,000	1,050,000
Fair value of share issued | $													$ 111,122
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued										3,000,000	3,000,000
Fair value of share issued										$ 391,021	$ 495,000
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued			909,090	909,090
Fair value of share issued			$ 118,188	$ 150,000
Share-based compensation												$ 118,188	$ 150,000
US private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued								4,716,160												4,716,160
Share issued price per share | $ / shares								$ 0.05
Proceeds from issuance of shares | $								$ 235,808
Exercise price | $ / shares								$ 0.08
US private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)								$ 0.08	$ 0.10